Average Annual Total Returns			12 Months Ended	25 Months Ended	30 Months Ended		58 Months Ended	60 Months Ended		120 Months Ended
		Mar. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Lyrical U.S. Value Equity Fund A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before Taxes
Average Annual Return, Percent			12.72%		17.45%
Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before Taxes
Average Annual Return, Percent			11.89%		16.59%
Lyrical U.S. Value Equity Fund C Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.02%		13.10%				14.53%
Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			12.73%						10.70%	7.75%
Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			13.00%						10.97%	8.05%
Lyrical U.S. Value Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.92%						10.62%	7.28%
Lyrical U.S. Value Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.76%						8.66%	6.31%
Lyrical International Value Equity Fund A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(2.44%)		8.56%
Performance Inception Date		Jul. 05, 2022
Lyrical International Value Equity Fund C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(3.21%)		7.73%
Performance Inception Date		Jul. 05, 2022
Lyrical International Value Equity Fund C Class | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.82%		7.19%
Lyrical International Value Equity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(2.51%)			5.09%
Performance Inception Date		Jul. 04, 2022
Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			(2.27%)				5.33%
Performance Inception Date		Mar. 02, 2020
Lyrical International Value Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.88%)				4.67%
Lyrical International Value Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.61%)				4.20%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			8.36%					3.28%	3.28%
Performance Inception Date		Dec. 30, 2019
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.81%					1.59%	1.59%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.94%					1.82%	1.82%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Class C
Prospectus [Line Items]
Average Annual Return, Percent								4.22%
Performance Inception Date		Dec. 30, 2019
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Class C | Bloomberg U S Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		1.25%					(0.34%)	(0.33%)
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Class C | Dow Jones Moderate Portfolio Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			8.55%					5.04%	5.02%
Q3 ALL-SEASON TACTICAL FUND Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			16.11%					5.71%	5.71%
Performance Inception Date		Dec. 30, 2019
Q3 ALL-SEASON TACTICAL FUND Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.11%					4.49%	4.49%
Q3 ALL-SEASON TACTICAL FUND Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.53%					3.95%	3.96%
Q3 ALL-SEASON TACTICAL FUND C Class
Prospectus [Line Items]
Average Annual Return, Percent			14.50%					0.32%
Performance Inception Date		Dec. 30, 2019
Q3 ALL-SEASON TACTICAL FUND C Class | Bloomberg U S Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		1.25%					(0.34%)	(0.33%)
Q3 ALL-SEASON TACTICAL FUND C Class | Dow Jones Moderate Portfolio Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.55%					5.04%	5.02%
Q3 All-Season Active Rotation ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.69%	8.77%
Performance Inception Date		Dec. 06, 2022
Q3 All-Season Active Rotation ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.27%)	5.96%
Q3 All-Season Active Rotation ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.09%	5.90%
Q3 All-Season Active Rotation ETF [Default Label] | M S C I World Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			18.67%	19.17%
Q3 All-Season Active Rotation ETF [Default Label] | Dow Jones Moderately Aggressive Portfolio Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent			11.24%	11.99%
Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]
Performance Inception Date		Jul. 05, 2022
Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]
Performance Inception Date		Jul. 05, 2022

[1]	Prior to June 13, 2024, the Dow Jones Moderate Portfolio Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the Down Jones Moderate Portfolio Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Dow Jones Moderate Portfolio Index is now the Fund’s secondary index.
[2]	Prior to June 13, 2024, the Dow Jones Moderate Portfolio Index was used as the Fund’s primary benchmark. In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, effective June 13, 2024, the Bloomberg U.S. Aggregate Bond Index has replaced the Down Jones Moderate Portfolio Index as the Fund’s primary index. A Fund’s secondary and/or tertiary benchmark provides a means to compare the Fund’s average annual returns to a benchmark that the Fund’s investment adviser believes is representative of the Fund’s investment universe. The Dow Jones Moderate Portfolio Index is now the Fund’s secondary index.